9. Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

The following table sets forth the components of the Company’s accrued liabilities at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Executive and employee compensation	$1,642,959	$1,237,531
Interest on convertible promissory notes	134,127	314,309
Other accrued expenses and liabilities	15,293	99,641
Total accrued liabilities	$1,792,379	$1,651,482